Convertible Debentures - Components (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Convertible Debentures
Principal balance	$ 1,300,000	$ 4,900,000
Less: Debentures discount and debts insurance cost		(131,688)
Total	$ 1,300,000	$ 4,768,312